Investments in affiliates and investments in available-for-sale securities - Navios Containers (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended		5 Months Ended	11 Months Ended		12 Months Ended
	Mar. 13, 2018	Mar. 31, 2018	Mar. 31, 2017	Jun. 08, 2017	Dec. 03, 2018	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments In And Advances To Affiliates [Line Items]
Equity in net (losses)/earnings of affiliated companies							$ (80,205)	$ 4,399	$ (202,779)
Investments in affiliates							$ 91,111	183,160	160,071
Navios Partners
Investments In And Advances To Affiliates [Line Items]
Partners' Capital Account, Units, Sold in Private Placement		1,370,044	2,040,000				1,464,494
Equity in net (losses)/earnings of affiliated companies							$ 1,828	1,892	$ 1,833
Navios Containers
Investments In And Advances To Affiliates [Line Items]
Investments on the equity	$ 500			$ 5,000
Equity in net (losses)/earnings of affiliated companies						$ 417		161
Investments in affiliates								$ 5,161
Navios Containers | Common units
Investments In And Advances To Affiliates [Line Items]
Partners' Capital Account, Units, Sold in Private Placement				10,057,645
Price per share offered				$ 5
Proceeds from Issuance of Private Placement				$ 50,288
Navios Containers
Investments In And Advances To Affiliates [Line Items]
Ownership interest						96.30%
Date of conversion into a limited partnership							Nov. 30, 2018
Warrants | Navios Containers
Investments In And Advances To Affiliates [Line Items]
Ownership interest				1.70%
Navios Partners | Navios Containers
Investments In And Advances To Affiliates [Line Items]
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Changes Purchase Of Interest By Parent				$ 30,000
Navios Partners | Navios Containers
Investments In And Advances To Affiliates [Line Items]
Percentage of partners' capital					2.50%
Navios Partners | Warrants | Navios Containers
Investments In And Advances To Affiliates [Line Items]
Ownership percentage				6.80%
Navios Containers
Investments In And Advances To Affiliates [Line Items]
Ownership percentage of Navios Holdings							3.70%